Segment Reporting - Reconciliation of Total Segment Assets to Total Assets Presented in Consolidated Balance Sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 2,153,928	$ 2,161,086
Cash and cash equivalents	35,429	54,917	$ 48,457	$ 71,439
Conventional Tanker Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	2,080,124	2,069,854
Ship-to-Ship Transfer Segment
Segment Reporting, Asset Reconciling Item [Line Items]
Consolidated total assets	$ 38,375	$ 36,315